YieldMax Target 12 Big 50 Option Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Aerospace/Defense - 0.7%
General Electric Co. (a)(b)	275	$84,961

Agriculture - 0.5%
Philip Morris International, Inc. (a)(b)	428	61,773

Auto Manufacturers - 3.3%
Tesla, Inc. (a)(b)(c)	871	397,664

Banks - 4.2%
Bank of America Corp. (a)(b)	2,360	126,142
JPMorgan Chase & Co. (a)(b)	744	231,473
Morgan Stanley (a)(b)	445	72,980
Wells Fargo & Co. (a)(b)	870	75,664
		506,259

Beverages - 1.6%
Coca-Cola Co. (a)(b)	1,598	110,102
PepsiCo, Inc. (a)(b)	607	88,677
		198,779

Biotechnology - 0.5%
Amgen, Inc. (a)(b)	208	62,073

Computers - 14.1%
Apple, Inc. (a)(b)	5,983	1,617,624
International Business Machines Corp. (a)(b)	295	90,686
		1,708,310

Cosmetics/Personal Care - 1.1%
Procter & Gamble Co. (a)(b)	924	138,942

Diversified Financial Services - 3.6%
American Express Co. (a)(b)	223	80,443
Mastercard, Inc. - Class A (a)(b)	294	162,285
Visa, Inc. - Class A (a)(b)	567	193,199
		435,927

Healthcare-Products - 2.5%
Abbott Laboratories (a)(b)	580	71,700
Danaher Corp. (a)(b)	339	73,014
Intuitive Surgical, Inc. (a)(b)(c)	123	65,716
Thermo Fisher Scientific, Inc. (a)(b)	168	95,321
		305,751

Healthcare-Services - 2.1%
UnitedHealth Group, Inc. (a)(b)	734	250,705

Internet - 19.9%
Alphabet, Inc. - Class A (a)(b)	3,789	1,065,429
Amazon.com, Inc. (a)(b)(c)	3,114	760,501
Meta Platforms, Inc. - Class A (a)(b)	757	490,801
Netflix, Inc. (b)(c)	96	107,411
		2,424,142

Machinery-Construction & Mining - 0.8%
Caterpillar, Inc. (a)(b)	159	91,784

Oil & Gas - 2.5%
Chevron Corp. (a)(b)	646	101,887
Exxon Mobil Corp. (a)(b)	1,794	205,162
		307,049

Pharmaceuticals - 6.3%
AbbVie, Inc. (a)(b)	660	143,906
Eli Lilly & Co. (a)(b)	408	352,047
Johnson & Johnson (a)(b)	842	159,028
Merck & Co., Inc. (a)(b)	1,272	109,367
		764,348

Private Equity - 0.4%
Blackstone, Inc. (a)(b)	373	54,697

Retail - 5.0%
Costco Wholesale Corp. (a)(b)	151	137,629
Home Depot, Inc. (a)(b)	391	148,420
McDonald's Corp. (a)(b)	265	79,084
Walmart, Inc. (a)(b)	2,403	243,135
		608,268

Semiconductors - 5.5%
Advanced Micro Devices, Inc. (a)(b)(c)	541	138,561
Broadcom, Inc. (a)(b)	1,055	389,960
NVIDIA Corp. (a)(b)	34	6,885
QUALCOMM, Inc. (a)(b)	420	75,978
Texas Instruments, Inc. (a)(b)	355	57,318
		668,702

Software - 13.2%
Adobe, Inc. (a)(b)(c)	217	73,847
Intuit, Inc.	78	52,069
Microsoft Corp. (a)(b)	2,190	1,134,004
Oracle Corp. (a)(b)	711	186,716
Salesforce, Inc. (a)(b)	373	97,133
ServiceNow, Inc. (b)(c)	67	61,592
		1,605,361

Telecommunications - 1.2%
Cisco Systems, Inc. (a)(b)	1,147	83,857
Verizon Communications, Inc. (a)(b)	1,559	61,955
		145,812
TOTAL COMMON STOCKS (Cost $9,640,153)		10,821,307

PURCHASED OPTIONS - 4.3% (c)	Notional Amount	Contracts	Value
Call Options - 4.3% (d)(e)
Abbott Laboratories, Expiration: 11/21/2025; Exercise Price: $145.00 (a)	$61,810	5	25
AbbVie, Inc., Expiration: 11/21/2025; Exercise Price: $250.00 (a)	130,824	6	114
Adobe, Inc., Expiration: 11/21/2025; Exercise Price: $390.00 (a)	68,062	2	202
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $270.00	128,060	5	5,937
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $310.00 (a)	1,040,403	37	5,051
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $250.00 (a)	757,082	31	16,275
American Express Co., Expiration: 11/21/2025; Exercise Price: $370.00 (a)	72,146	2	960
Amgen, Inc., Expiration: 11/21/2025; Exercise Price: $325.00 (a)	59,686	2	150
Apple, Inc., Expiration: 11/21/2025; Exercise Price: $270.00 (a)	1,595,183	59	37,613
Bank of America Corp., Expiration: 11/21/2025; Exercise Price: $55.00 (a)	122,935	23	1,817
Blackstone, Inc., Expiration: 11/21/2025; Exercise Price: $157.50 (a)	43,992	3	271
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $410.00 (a)	369,630	10	4,425
Chevron Corp., Expiration: 11/21/2025; Exercise Price: $160.00 (a)	94,632	6	1,281
Cisco Systems, Inc., Expiration: 11/21/2025; Exercise Price: $80.00 (a)	80,421	11	506
Coca-Cola Co., Expiration: 11/21/2025; Exercise Price: $75.00 (a)	103,350	15	82
Danaher Corp., Expiration: 11/21/2025; Exercise Price: $230.00 (a)	64,614	3	413
Exxon Mobil Corp., Expiration: 11/21/2025; Exercise Price: $120.00 (a)	194,412	17	884
General Electric Co., Expiration: 11/21/2025; Exercise Price: $350.00 (a)	61,790	2	116
Home Depot, Inc., Expiration: 11/21/2025; Exercise Price: $415.00 (a)	113,877	3	361
International Business Machines Corp., Expiration: 11/21/2025; Exercise Price: $325.00 (a)	61,482	2	528
Intuitive Surgical, Inc., Expiration: 11/21/2025; Exercise Price: $570.00 (a)	53,428	1	360
Johnson & Johnson, Expiration: 11/21/2025; Exercise Price: $200.00 (a)	151,096	8	444
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $320.00 (a)	217,784	7	2,520
Mastercard, Inc., Expiration: 11/21/2025; Exercise Price: $620.00 (a)	110,398	2	60
McDonald's Corp., Expiration: 11/21/2025; Exercise Price: $330.00 (a)	59,686	2	80
Merck & Co., Inc., Expiration: 11/21/2025; Exercise Price: $95.00 (a)	103,176	12	258
Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $780.00 (a)	453,845	7	1,655
Microsoft Corp., Expiration: 11/21/2025; Exercise Price: $570.00 (a)	1,087,401	21	1,795
Morgan Stanley, Expiration: 11/21/2025; Exercise Price: $175.00 (a)	65,600	4	276
NVIDIA Corp. (a)
Expiration: 11/07/2025; Exercise Price: $145.00	1,376,932	68	393,890
Expiration: 11/21/2025; Exercise Price: $220.00	1,376,932	68	24,140
Oracle Corp., Expiration: 11/21/2025; Exercise Price: $302.50 (a)	183,827	7	1,348
PepsiCo, Inc., Expiration: 11/21/2025; Exercise Price: $160.00 (a)	87,654	6	144
Philip Morris International, Inc., Expiration: 11/21/2025; Exercise Price: $155.00 (a)	57,732	4	260
Procter & Gamble Co., Expiration: 11/21/2025; Exercise Price: $160.00 (a)	135,333	9	279
QUALCOMM, Inc., Expiration: 11/21/2025; Exercise Price: $185.00 (a)	72,360	4	2,540
Salesforce, Inc., Expiration: 11/21/2025; Exercise Price: $270.00 (a)	78,123	3	1,440
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $500.00 (a)	365,248	8	8,240
Texas Instruments, Inc., Expiration: 11/21/2025; Exercise Price: $190.00 (a)	48,438	3	147
UnitedHealth Group, Inc., Expiration: 11/21/2025; Exercise Price: $410.00 (a)	239,092	7	298
Verizon Communications, Inc., Expiration: 11/21/2025; Exercise Price: $43.00 (a)	59,610	15	90
Visa, Inc., Expiration: 11/21/2025; Exercise Price: $365.00 (a)	170,370	5	525
Walmart, Inc., Expiration: 11/21/2025; Exercise Price: $115.00 (a)	242,832	24	660
Wells Fargo & Co., Expiration: 11/21/2025; Exercise Price: $92.50 (a)	69,576	8	324
TOTAL PURCHASED OPTIONS (Cost $506,670)			518,784

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.9%		Shares
First American Government Obligations Fund - Class X, 4.03% (b)(f)		1,082,772	1,082,772
TOTAL MONEY MARKET FUNDS (Cost $1,082,772)			1,082,772

TOTAL INVESTMENTS - 102.2% (Cost $11,229,595)			12,422,863
Liabilities in Excess of Other Assets - (2.2)%			(265,401)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$12,157,462
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of October 31, 2025 is $6,038,749.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Target 12 Big 50 Option Income ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (2.0)%	Notional Amount	Contracts	Value
Call Options - (2.0)%(a)(b)
Abbott Laboratories, Expiration: 11/21/2025; Exercise Price: $135.00	$(61,810)	(5)	$(73)
AbbVie, Inc., Expiration: 11/21/2025; Exercise Price: $240.00	(130,824)	(6)	(204)
Adobe, Inc., Expiration: 11/21/2025; Exercise Price: $370.00	(68,062)	(2)	(510)
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.00	(128,060)	(5)	(7,900)
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $300.00	(1,040,403)	(37)	(10,046)
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $240.00	(757,082)	(31)	(31,310)
American Express Co., Expiration: 11/21/2025; Exercise Price: $350.00	(72,146)	(2)	(3,125)
Amgen, Inc., Expiration: 11/21/2025; Exercise Price: $310.00	(59,686)	(2)	(725)
Apple, Inc., Expiration: 11/21/2025; Exercise Price: $260.00	(1,595,183)	(59)	(76,257)
Bank of America Corp., Expiration: 11/21/2025; Exercise Price: $52.50	(122,935)	(23)	(4,784)
Blackstone, Inc., Expiration: 11/21/2025; Exercise Price: $152.50	(43,992)	(3)	(610)
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $390.00	(369,630)	(10)	(8,875)
Caterpillar, Inc., Expiration: 11/21/2025; Exercise Price: $600.00	(57,726)	(1)	(1,000)
Chevron Corp., Expiration: 11/21/2025; Exercise Price: $155.00	(94,632)	(6)	(2,925)
Cisco Systems, Inc., Expiration: 11/21/2025; Exercise Price: $75.00	(80,421)	(11)	(1,876)
Coca-Cola Co., Expiration: 11/21/2025; Exercise Price: $73.00	(103,350)	(15)	(248)
Costco Wholesale Corp., Expiration: 11/21/2025; Exercise Price: $990.00	(91,145)	(1)	(186)
Danaher Corp., Expiration: 11/21/2025; Exercise Price: $220.00	(64,614)	(3)	(1,050)
Eli Lilly & Co., Expiration: 11/21/2025; Exercise Price: $910.00	(345,144)	(4)	(4,270)
Exxon Mobil Corp., Expiration: 11/21/2025; Exercise Price: $115.00	(194,412)	(17)	(3,468)
General Electric Co., Expiration: 11/21/2025; Exercise Price: $330.00	(61,790)	(2)	(421)
Home Depot, Inc., Expiration: 11/21/2025; Exercise Price: $400.00	(113,877)	(3)	(1,080)
International Business Machines Corp., Expiration: 11/21/2025; Exercise Price: $310.00	(61,482)	(2)	(1,440)
Intuitive Surgical, Inc., Expiration: 11/21/2025; Exercise Price: $560.00	(53,428)	(1)	(690)
Johnson & Johnson, Expiration: 11/21/2025; Exercise Price: $195.00	(151,096)	(8)	(944)
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $310.00	(217,784)	(7)	(5,688)
Mastercard, Inc., Expiration: 11/21/2025; Exercise Price: $595.00	(110,398)	(2)	(256)
McDonald's Corp., Expiration: 11/21/2025; Exercise Price: $310.00	(59,686)	(2)	(611)
Merck & Co., Inc., Expiration: 11/21/2025; Exercise Price: $90.00	(103,176)	(12)	(1,062)
Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $755.00	(453,845)	(7)	(2,222)
Microsoft Corp., Expiration: 11/21/2025; Exercise Price: $540.00	(1,087,401)	(21)	(8,190)
Morgan Stanley, Expiration: 11/21/2025; Exercise Price: $165.00	(65,600)	(4)	(1,560)
NVIDIA Corp., Expiration: 11/21/2025; Exercise Price: $215.00	(1,376,932)	(68)	(33,320)
Oracle Corp., Expiration: 11/21/2025; Exercise Price: $287.50	(183,827)	(7)	(2,765)
PepsiCo, Inc., Expiration: 11/21/2025; Exercise Price: $150.00	(87,654)	(6)	(972)
Philip Morris International, Inc., Expiration: 11/21/2025; Exercise Price: $150.00	(57,732)	(4)	(640)
Procter & Gamble Co., Expiration: 11/21/2025; Exercise Price: $155.00	(135,333)	(9)	(963)
QUALCOMM, Inc., Expiration: 11/21/2025; Exercise Price: $175.00	(72,360)	(4)	(4,540)
Salesforce, Inc., Expiration: 11/21/2025; Exercise Price: $260.00	(78,123)	(3)	(2,692)
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $480.00	(365,248)	(8)	(12,540)
Texas Instruments, Inc., Expiration: 11/21/2025; Exercise Price: $185.00	(48,438)	(3)	(118)
Thermo Fisher Scientific, Inc., Expiration: 11/21/2025; Exercise Price: $580.00	(56,739)	(1)	(920)
UnitedHealth Group, Inc., Expiration: 11/21/2025; Exercise Price: $390.00	(239,092)	(7)	(672)
Verizon Communications, Inc., Expiration: 11/21/2025; Exercise Price: $42.00	(59,610)	(15)	(180)
Visa, Inc., Expiration: 11/21/2025; Exercise Price: $350.00	(170,370)	(5)	(1,963)
Walmart, Inc., Expiration: 11/21/2025; Exercise Price: $110.00	(242,832)	(24)	(1,596)
Wells Fargo & Co., Expiration: 11/21/2025; Exercise Price: $87.50	(69,576)	(8)	(1,476)
TOTAL WRITTEN OPTIONS (Premiums received $236,638)			$(248,963)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

YieldMax Target 12 Big 50 Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$10,821,307	$–	$–	$10,821,307
Purchased Options	–	518,784	–	518,784
Money Market Funds	1,082,772	–	–	1,082,772
Total Investments	$11,904,079	$518,784	$–	$12,422,863

Liabilities:
Investments:
Written Options	$–	$(248,963)	$–	$(248,963)
Total Investments	$–	$(248,963)	$–	$(248,963)

Refer to the Schedule of Investments for further disaggregation of investment categories.